SCHEDULE OF RESTRICTED STOCK AWARD (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock Awards, Vested	7,046	226
Number of Restricted Stock Awards, Non-vested	4,811	7,130
Penalty Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock Awards, Vested		226	28
Number of Restricted Stock Awards, Non-vested		7,130	234